Debt (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Short-Term Debt [Line Items]
Schedule of the Company’s Debt

The following table summarizes the Company’s outstanding debt obligations as of December 31, 2025 and June 30, 2025:

	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	Related Party	Conversion Price	Debt Type
Loan #1	September 22, 2022	February 6, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #2	September 22, 2022	February 6, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #3	February 28, 2023	February 28, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #4	March 24, 2023	March 24, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #5	April 17, 2023	April 17, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #6	June 1, 2023	June 1, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #7	October 5, 2023	October 5, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #8	November 17, 2023	November 17, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #9	December 6, 2023	December 6, 2024	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #10	January 24, 2024	January 24, 2025	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #11	March 13, 2024	March 13, 2025	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #12	May 5, 2024	May 5, 2025	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #13	September 24, 2024	September 24, 2025	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #14	February 19, 2025	February 19, 2026	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #15	March 13, 2025	March 13, 2027	15.00%	24.00%	All Assets	No	$0.0330	Convertible Notes Payable
Loan #16	June 29, 2023	November 1, 2025	15.00%	16.00%	Unsecured	No	$0.0330	Convertible Notes Payable
Loan #17	August 28, 2023	November 1, 2025	15.00%	16.00%	Unsecured	No	$0.0330	Convertible Notes Payable
Loan #18	January 23, 2025	August 31, 2025	17.50%	4.5%/month	Unsecured	No	$-	Notes Payable
Loan #19	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	Yes	$0.0325	Convertible Notes Payable - Related Party
Loan #20	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #21	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #22	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #23	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #24	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #25	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	No	$0.0325	Convertible Notes Payable
Loan #26	September 10, 2021	September 10, 2026	8.99%	20.00%	Vehicles	No	$-	Notes Payable - Vehicles
Loan #27	September 10, 2021	September 10, 2026	8.99%	20.00%	Vehicles	No	$-	Notes Payable - Vehicles
Loan #28	September 4, 2024	September 4, 2027	15.00%	15.00%	Unsecured	Yes	$0.0325	Convertible Notes Payable - Related Party
Loan #29	June 15, 2018	June 21, 2024	18.00%	18.00%	Unsecured	No	$-	Notes Payable
Loan #30	April 18, 2025	April 18, 2026	15.00%	15.00%	Unsecured	No	$-	Notes Payable
Loan #31	June 15, 2025	June 15, 2026	15.00%	15.00%	Unsecured	No	$-	Notes Payable
Loan #32	July 14, 2025	July 14, 2026	15.00%	15.00%	Unsecured	No	$-	Notes Payable
Loan #33	August 25, 2025	August 25, 2026	15.00%	15.00%	Unsecured	No	$-	Notes Payable
Loan #34	June 6, 2022	June 6, 2029	5.00%	0.00%	Building/Hotel	No	$-	Mortgage Notes Payable
Loan #35	June 6, 2022	June 6, 2029	5.00%	0.00%	Building/Hotel	No	$-	Mortgage Notes Payable
Loan #36	November 15, 2023	October 1, 2025	1.00%	1.00%	Building/Hotel	No	$-	Notes Payable
Loan #37	April 15, 2025	April 15, 2026	15.00%	15.00%	All Assets	No	$-	Notes Payable
Loan #38	May 22, 2025	May 22, 2026	15.00%	15.00%	All Assets	No	$-	Notes Payable
Loan #39	October 8, 2025	October 8, 2026	15.00%	24.00%	All Assets	No	$0.0412	Convertible Notes Payable

The following represents a summary of the Company’s debt (notes payable and convertible notes payable) at June 30, 2025 and 2024:

	Issue Date	Maturity Date	Interest Rate	Default Interest Rate	Collateral	Related Party	Conversion Price	Debt Type
Loan #1	September 22, 2022	February 6, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #2	February 5, 2023	February 5, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #3	February 28, 2023	February 28, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #4	March 24, 2023	March 24, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #5	April 17, 2023	April 17, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #6	June 1, 2023	June 1, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #7	October 5, 2023	October 5, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #8	November 17, 2023	November 17, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #9	December 6, 2023	December 6, 2024	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #10	January 24, 2024	January 24, 2025	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #11	March 13, 2024	March 13, 2025	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #12	May 5, 2024	May 5, 2025	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #13	September 24, 2024	September 24, 2025	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #14	February 19, 2025	February 19, 2026	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #15	March 13, 2025	March 13, 2027	15.00%	24.00%	All assets	No	$0.033	Convertible Note Payable
Loan #16	June 29, 2023	November 1, 2025	15.00%	16.00%	Unsecured	No	$0.033	Convertible Note Payable
Loan #17	August 28, 2023	November 1, 2025	15.00%	16.00%	Unsecured	No	$0.033	Convertible Note Payable
Loan #18	January 23, 2025	August 31, 2025	17.50%	4.5%/month	Unsecured	No	N/A	Notes Payable
Loan #19	September 10, 2024	September 10, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #20	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #21	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #22	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #23	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #24	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #25	September 4, 2025	September 5, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #26	September 10, 2021	September 10, 2026	8.99%	20.00%	Vehicle	No	N/A	Notes Payable
Loan #27	September 10, 2021	September 10, 2026	8.99%	20.00%	Vehicle	No	N/A	Notes Payable
Loan #28	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Convertible Note Payable
Loan #29	June 15, 2018	June 21, 2024	18.00%	0.00%	Unsecured	No	N/A	Notes Payable
Loan #30	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Notes Payable
Loan #31	September 4, 2024	September 4, 2027	15.00%	0.00%	Unsecured	No	35% discount	Notes Payable

Schedule of Convertible Notes Payable

The following represents a summary of the Company’s convertible notes payable at December 31, 2025 and June 30, 2025:

June 30, 2024	$3,442,987
Advances	1,104,000
Debt Discount	(674,922)
Amortization of debt discount	278,382
Conversions of debt to equity	(36,425)
Non-cash increase of principal	73,750
Debt acquired in acquisition - SWC	530,572
June 30, 2025	4,718,344
Advances	2,270,000
Debt Discount	(2,270,000)
Amortization of debt discount	722,937
Conversions of debt to equity	(443,454)
December 31, 2025	$4,997,827

The following represents a summary of the Company’s convertible notes payable at June 30, 2025 and 2024:

June 30, 2023	$1,549,366
Face amount of debt	1,473,888
Non-cash increase of principal	12,500
Debt discount	(230,961)
Amortization of debt discount	638,194
June 30, 2024	3,442,987
Face amount of debt	1,104,000
Debt discount - notes payable	(904,126)
Amortization of debt discount	332,021
Non-cash increase of principal	73,750
Repayments	(33,490)
Conversion to common stock (principal)	(36,425)
Debt acquired in acquisition of SWC	759,776
June 30, 2025	$4,738,493

Schedule of Convertible Notes Payable Details

The following represents a detail of the Company’s convertible notes payable at December 31, 2025 and June 30, 2025:

	Lender #1	Lender #2	Various
	Notes #1 - #15 and #39	Notes #16 - #17	Notes #20 - #25	Total

Date of Note	Sep 22, 2022 - Oct 8, 2025	June 29, 2023 - August 28, 2023	September 4, 2024
Maturity Date of Note	Sep 22, 2023 - Mar 13, 2027	November 1, 2025	September 4, 2027
Interest Rate	15%	15%	15%
Default Interest Rate	24%	16%	15%
Conversion Rate	$0.033 - $0.041	$0.033	$0.0325 *
Equivalent Shares	143,179,316	-	4,969,477	148,148,793
In-Default	$3,661,643	$-	$-	$3,661,643
Collateral	All Assets	Unsecured	Unsecured

June 30, 2025	$4,489,683	$174,825	$53,836	$4,718,344
Proceeds	2,270,000	-	-	2,270,000
Debt discount	(2,270,000)	-	-	(2,270,000)
Conversion to common stock	(268,629)	(174,825)	-	(443,454)
Amortization of debt discount	615,266	-	107,671	722,937
December 31, 2025	4,836,320	-	161,507	4,997,827
Less: short term	4,422,515	-	-	4,422,515
Long term	$413,805	$-	$161,507	$575,312

June 30, 2024	$3,305,487	$137,500	$-	$3,442,987
Proceeds	1,104,000	-	-	1,104,000
Debt acquired - SWC	-	-	530,572	530,572
Debt discount	(144,350)	-	(530,572)	(674,922)
Amortization of debt discount	224,546	-	53,836	278,382
Non-cash increase of debt	-	73,750	-	73,750
Conversion to common stock	-	(36,425)	-	(36,425)
June 30, 2025	4,489,683	174,825	53,836	4,718,344
Less: short term	4,096,278	174,825	-	4,271,103
Long term	$393,405	$-	$53,836	$447,241

*	These convertible notes convert at a 35% discount to the lowest market price during the prior 20 days. Due to this variable conversion feature, the notes are classified as derivative liabilities under ASC 815-40.

The following represents a detail of the Company’s convertible notes payable at June 30, 2025 and 2024:

	Year Ended June 30, 2024
	June 30, 2023	Proceeds	Debt discount	Amortization of debt discount	Non-cash increase of debt	Repayments	June 30, 2024
Loan #1	$685,256	$-	$-	$53,214	$-	$-	$738,470
Loan #2	376,569	-	-	242,431	-	-	619,000
Loan #3	94,058	-	-	66,883	-	-	160,941
Loan #4	89,170	-	-	71,771	-	-	160,941
Loan #5	86,253	-	-	74,688	-	-	160,941
Loan #6	172,081	-	-	27,919	-	-	200,000
Loan #7	-	62,000	(9,300)	6,621	-	-	59,321
Loan #8	-	62,000	(9,300)	5,477	-	-	58,177
Loan #9	-	170,588	(25,588)	13,781	-	-	158,781
Loan #10	-	388,300	(58,245)	23,329	-	-	353,384
Loan #11	-	336,000	(50,400)	6,422	-	-	292,022
Loan #12	-	395,000	(59,250)	7,759	-	-	343,509
Loan #16	45,979	-	-	-	25,521	-	71,500
Loan #17	-	60,000	-	-	6,000	-	66,000
Total	$1,549,366	$1,473,888	$(212,083)	$600,295	$31,521	$-	$3,442,987

Schedule of Loss on debt Extinguishment

In connection with this transaction, the Company recorded a loss on debt extinguishment as follows:

Fair value of debt (10% increase) and Series D, preferred stock on extinguishment date	$113,955
Loss on debt extinguishment	$113,955

In connection with this transaction, the Company recorded a loss on debt extinguishment as follows:

Fair value of debt (10% increase) and Series D, preferred stock on extinguishment date	$111,730
Loss on debt extinguishment	$111,730

Fair value of debt (10% increase) and Series D, preferred stock on extinguishment date	$113,955
Loss on debt extinguishment	$113,955

Summary of Notes Payable

The following represents a summary of the Company’s notes payable at December 31, 2025 and June 30, 2025:

June 30, 2024	$-
Proceeds	1,547,000
Repayments	(23,988)
Debt acquired in acquisition	67,262
June 30, 2025	1,590,274
Repayments	(15,722)
Debt acquired in acquisition - net - Victorville	3,224,000
Debt acquired in acquisition - net - Rancho Mirage	1,700,000
Settlement of pre-existing debt of target acquisition	(1,547,000)
Amortization of debt discount	144,666
December 31, 2025	$5,096,218
The following represents a summary of the Company’s notes payable:
June 30, 2024	$-
Proceeds	1,547,000
Repayments	(23,988)
Debt acquired in acquisition	67,262
June 30, 2025	$1,590,274

Schedule of Notes Payable

The following represents a detail of the Company’s notes payable at December 31, 2025 and June 30, 2025:

	Loans #26 and #27	Various Loans#18, #29, #30 and #31	Acquired Debt Loan #36	Acquired Debt Loan #37	Acquired Debt Loan #38	Total

Date of Note	September 10, 2021	June 15, 2018 - June 15, 2025	November 15, 2023	April 15, 2025	May 22, 2025
Maturity Date of Note	September 10, 2026	June 21, 2024 - June 15, 2026	Demand	April 15, 2026	May 22, 2026
Interest Rate	8.99%	15.00% - 18.00%	1.00%	15.00%	15.00%
Default Interest Rate	20.00%	15.00% - 18.00%*	1.00%	15.00%	15.00%
In-Default	$-	$20,000	$-	$-	$-	$20,000
Collateral	Vehicle	Unsecured	Building/Hotel	All Assets	All Assets

June 30, 2025	$14,024	$1,576,250	$-	$-	$-	$1,590,274
Settlement of pre-existing debt of target acquisition	-	(1,547,000)	-	-	-	(1,547,000)
Debt acquired in acquisition - Victorville	-	-	-	1,140,000	2,335,000	3,475,000
Debt discount	-	-	-	(66,500)	(184,784)	(251,284)
Debt acquired in acquisition - Rancho Mirage	-	-	1,700,000	-	-	1,700,000
Amortization of debt discount	-	-	-	47,500	97,290	144,790
Repayments	(6,312)	(9,250)	-	-	-	(15,562)
December 31, 2025	7,712	20,000	1,700,000	1,121,000	2,247,506	5,096,218
Less: short term	7,712	20,000	1,700,000	1,121,000	2,247,506	5,096,218
Long term	$-	$-	$-	$-	$-	$-

June 30, 2024	$-	$-	$-	$-	$-	$-
Proceeds	-	1,547,000	-	-	-	1,547,000
Debt acquired in acquisition - SWC	17,262	50,000	-	-	-	67,262
Repayments	(3,238)	(20,750)	-	-	-	(23,988)
June 30, 2025	14,024	1,576,250	-	-	-	1,590,274
Less: short term	-	1,576,250	-	-	-	1,576,250
Long term	$14,024	$-	$-	$-	$-	$14,024

	Year Ended June 30, 2025
	June 30, 2024	Proceeds	Debt acquired in acquisitions		Debt discount	Amortization of debt discount	Non-cash increase of debt	Repayments	Conversion to Common Stock	June 30, 2025	Short Term	Long Term	In Default
Loan #1	$738,470	$-	$-		$-	$3,090	$-	$-	$-	$741,560	$741,560	$-	$741,560
Loan #2	619,000	-	-		-	-	-	-	-	619,000	$619,000	-	619,000
Loan #3	160,941	-	-		-	-	-	-	-	160,941	160,941	-	160,941
Loan #4	160,941	-	-		-	-	-	-	-	160,941	160,941	-	160,941
Loan #5	160,941	-	-		-	-	-	-	-	160,941	160,941	-	160,941
Loan #6	200,000	-	-		-	-	-	-	-	200,000	200,000	-	200,000
Loan #7	59,321	-	-		-	2,679	-	-	-	62,000	62,000	-	62,000
Loan #8	58,177	-	-		-	3,823	-	-	-	62,000	62,000	-	62,000
Loan #9	158,781	-	-		-	11,807	-	-	-	170,588	170,588	-	170,588
Loan #10	353,384	-	-		-	34,916	-	-	-	388,300	388,300	-	388,300
Loan #11	292,022	-	-		-	43,978	-	-	-	336,000	336,000	-	336,000
Loan #12	343,509	-	-		-	51,491	-	-	-	395,000	395,000	-	-
Loan #13	-	473,000	-		(70,950)	51,895	-	-	-	453,945	453,945	-	-
Loan #14	-	206,000	-		(30,900)	9,962	-	-	-	185,062	185,062	-	-
Loan #15	-	425,000	-		(42,500)	10,905	-	-	-	393,405	-	393,405	-
Loan #16	71,500	-	-		-	-	37,150	-	(36,425)	72,225	72,225	-	-
Loan #17	66,000	-	-		-	-	36,600	-	-	102,600	102,600	-	-
Loan #19	-		180,154	**	(180,154)	48,662	-	(33,490)	-	15,172	-	15,172	-
Loan #20	-		102,289	**	(102,289)	10,379	-	-	-	10,379	-	10,379	-
Loan #21	-		124,221	**	(124,221)	12,604	-	-	-	12,604	-	12,604	-
Loan #22	-		133,700	**	(133,700)	13,566	-	-	-	13,566	-	13,566	-
Loan #23	-		30,000	**	(30,000)	3,045	-	-	-	3,045	-	3,045	-
Loan #24	-		85,519	**	(85,519)	8,677	-	-	-	8,677	-	8,677	-
Loan #25	-		54,843	**	(54,843)	5,565	-	-	-	5,565	-	5,565	-
Loan #28	-		49,050	**	(49,050)	4,977	-	-	-	4,977	-	4,977	-
Total	$3,442,987	$1,104,000	$759,776		$(904,126)	$332,021	$73,750	$(33,490)	$(36,425)	$4,738,493	$4,271,103	$467,390	$3,062,271

*	In connection with the acquisition of SWC on March 31, 2025, the Company acquired notes payable, which became convertible on that date, with an aggregate fair value of $759,776.

**	The debt discounts for these convertible notes were determined using the commitment date valuation of the embedded derivative liabilities. In accordance with ASC 470-20-25, each discount was capped at the note’s face value, with any excess fair value recorded as derivative expense.

Schedule of Notes Payable Related Parties

The following represents a detail of the Company’s convertible notes payable – related parties at December 31, 2025 and June 30, 2025:

	Loan #19		Loan #28		Total

Holder	Chief Executive Officer		Chief Revenue Officer
			Board Director
Date of Note	September 4, 2024		September 4, 2024
Maturity Date of Note	September 4, 2027		September 4, 2027
Interest Rate	15.00%		15.00%
Conversion Rate	$0.0325	*	$0.0325	*
Equivalent Shares	1,376,338		459,415		1,835,754
In-Default	$-		$-		$-
Collateral	Unsecured		Unsecured

*	These convertible notes are convertible at a discount, equal to 65% of the lowest market price over the preceding 20 days.

Schedule of Convertible Notes Payable Related Parties
June 30, 2025	$15,172	$4,977	$20,149
Amortization of debt discount	29,559	9,954	39,513
December 31, 2025	44,731	14,931	59,662
Less: short term	-	-	-
Long term	$44,731	$14,931	$59,662

June 30, 2024	$-	$-	$-
Debt acquired in acquisition - SWC	180,154	49,050	229,204
Debt discount	(180,154)	(49,050)	(229,204)
Amortization of debt discount	48,662	4,977	53,639
Repayments	(33,490)	-	(33,490)
June 30, 2025	15,172	4,977	20,149
Less: short term	-	-	-
Long term	$15,172	$4,977	$20,149

Schedule of Mortgage Notes Payable Related to Acquisition

The following represents a summary of the Company’s mortgage notes payable at December 31, 2025 and June 30, 2025:

June 30, 2025	$-
Debt acquired in acquisition - Victorville	9,492,000
Debt acquired in acquisition - Rancho Mirage	9,992,000
Repayments	(92,527)
December 31, 2025	$19,391,473

Schedule of Mortgage Notes Payable

The following table presents a detail of the Company’s mortgage notes payable at December 31, 2025 and June 30, 2025:

	Loan #34		Loan #35		Total

Property Name	Victorville		Rancho Mirage
Date of Note	June 6, 2022		June 6, 2022
Maturity Date of Note	June 6, 2029		June 6, 2029
Interest Rate	7.50	%*	7.50	%*
In-Default	$-		$-		$-
Collateral	Property		Property

*	The interest rate was fixed at 5% for the period June 2022 - June 2025. Subsequently, the interest rate is variable, equal to Wall Street Journal prime rate plus 0.25%

Schedule of Mortgage Notes Payable Related to Debt
June 30, 2025	$-		$-
Debt acquired in acquisition	9,492,000	9,992,000	19,484,000
Repayments	(45,692)	(46,835)	(92,527)
December 31, 2025	9,446,308	9,945,165	19,391,473
Less: short term	203,337	182,055	385,392
Long term	$9,242,971	$9,763,110	$19,006,081

Schedule of Maturities of Various Debt Arrangements

The following represents future maturities of the Company’s various debt arrangements as follows:

For the Year Ended June 30,	Convertible Notes Payable	Convertible Notes Payable - Related Parties	Notes Payable	Mortgage Notes Payable	Total

2026 (6 months)	$3,862,789	$-	$5,088,506	$194,972	$9,146,267
2027	973,530	-	7,712	399,430	1,380,672
2028	161,508	59,662		425,532	646,702
2029	-	-	-	18,371,539	18,371,539
Total	$4,997,827	$59,662	$5,096,218	$19,391,473	$29,545,180

The following represents future maturities of the Company’s various debt arrangements as follows:

For the Year Ended June 30,	Convertible Notes Payable	Notes Payable	Total

2026	$4,311,095	$1,576,250	$5,887,345
2027	425,000	14,024	439,024
2028	726,287	-	726,287
Total	5,462,382	1,590,274	7,052,656
Less: unamortized debt discount	(723,889)	-	(723,889)
Net amount due	$4,738,493	$1,590,274	$6,328,767

Six Loans [Member]
Short-Term Debt [Line Items]
Schedule of Notes Payable

The following represents a detail of the Company’s notes payable at June 30, 2025 and 2024:

	Year Ended June 30, 2025
	June 30, 2024	Proceeds	Debt acquired in acquisitions		Repayments	June 30, 2025	Short Term	Long Term	In-Default
Loan #18	$-	$-	$30,000	*	$(20,750)	$9,250	$9,250	$-	$-
Loan #26	-	-	8,631	*	(1,619)	7,012	-	7,012	-
Loan #27	-	-	8,631	*	(1,619)	7,012	-	7,012	-
Loan #29	-	-	20,000	*	-	20,000	20,000	-	20,000
Loan #30	-	997,000	-		-	997,000	997,000	-	-
Loan #31	-	550,000	-		-	550,000	550,000	-	-
Total	$-	$1,547,000	$67,262		$(23,988)	$1,590,274	$1,576,250	$14,024	$20,000

*	In connection with the acquisition of Skytech on March 31, 2025, the Company acquired notes payable with an aggregate fair value of $67,262.

Related Party [Member]
Short-Term Debt [Line Items]
Schedule of Convertible Notes Payable

The following represents a summary of the Company’s convertible notes payable – related parties at December 31, 2025 and June 30, 2025:

$-
Debt acquired in acquisition - SWC	229,204
Debt Discount	(229,204)
Amortization of debt discount	53,639
Repayments	(33,490)
June 30, 2025	20,149
Amortization of debt discount	39,513
December 31, 2025	$59,662